STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS (Statement) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Total investments, at fair value	$ 386,406,259	$ 351,948,202
Receivables:
Employer’s contributions	247,823	294,174
Notes receivable from participants	9,960,366	10,163,548
Total receivables	10,208,189	10,457,722
Net assets available for benefits	396,614,448	362,405,924
Cash
Investments at fair value:
Total investments, at fair value	30,072	0
Collective funds
Investments at fair value:
Total investments, at fair value	269,563,676	239,784,611
Mutual funds
Investments at fair value:
Total investments, at fair value	59,444,291	77,756,794
Money market fund
Investments at fair value:
Total investments, at fair value	427,007	706,914
Common stock - American Woodmark Corporation
Investments at fair value:
Total investments, at fair value	$ 22,833,980	$ 33,699,883